Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Investments in Associates and Joint Ventures
Investments in Associates and Joint Ventures

(CAD$ in millions)	NuevaUnión	Other	Total
At January 1, 2018	$929	$14	$943
Contributions	48	—	48
Changes in foreign exchange rates	83	—	83
Share of loss	(2)	(1)	(3)
At December 31, 2018	$1,058	$13	$1,071
Contributions	67	1	68
Changes in foreign exchange rates	(52)	—	(52)
Share of loss	(2)	(1)	(3)
Other	—	(5)	(5)
At December 31, 2019	$1,071	$8	$1,079